Client Name:	XXX
Client Project Name:	TPMT 2020-4_Group 2B
Start - End Dates:	12/11/2017 - 6/14/2018
Deal Loan Count:	3
Report Run Date:	9/26/2020 8:45

Loan Level Tape Compare Upload

Loans in Report	3
Redacted LoanID	Loan Number	LoanUID	Borrower Last Name	Field Name	Tape Data	Reviewer Data	Loan Status	Sample Group	Discrepancy Comment
6F18D5FA-5A72-4957-BB16-6CA51413B1D5	XXX	XXX	XXX	Original LTV	26.08	25.00	Complete	TPMT 2020-4_Group 2B	LTV 25% per Loan Amount of XXX and Appraised Value of XXX
821ED71F-25F6-47C5-9E0B-7E940CC76B50	XXX	XXX	XXX	Modified Note Date	XXX	XXX	Complete	TPMT 2020-4_Group 2B	(No Data)
821ED71F-25F6-47C5-9E0B-7E940CC76B50	XXX	XXX	XXX	Original Appraised Value	XXX	XXX	Complete	TPMT 2020-4_Group 2B	Appraised Value per Appraisal dated XXX is XXX Source of tape value is the Sales Price.
E7BF5020-90B6-4982-A32D-1A290A2B2B75	XXX	XXX	XXX	First Payment Date	XXX	XXX	Complete	TPMT 2020-4_Group 2B	(No Data)
E7BF5020-90B6-4982-A32D-1A290A2B2B75	XXX	XXX	XXX	Modified Note Date	XXX	XXX	Complete	TPMT 2020-4_Group 2B	(No Data)
E7BF5020-90B6-4982-A32D-1A290A2B2B75	XXX	XXX	XXX	Note Rate	4.7	4.9500	Complete	TPMT 2020-4_Group 2B	Initial Interest rate per Note is 4.95%.

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